Retirement-Related Benefits (Assumptions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans
Discount Rate
Period over which changes in fair value of plan assets recognized	5 years
U.S. Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.60%	4.20%	5.00%
Expected long-term returns on plan assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	4.50%	3.60%	4.20%
Discount Rate
Increase (decrease) in net periodic (income) cost due to change in discount rate	$ (162)	$ (258)	$ (171)
Increase (decrease) in PBO due to change in discount rate	(4,785)	3,414
Investment Policies And Strategies
Fair Value of plan assets	53,954	53,630	51,218
U.S. Defined Benefit Pension Plans | European Sovereign Debt Investments
Investment Policies And Strategies
Fair Value of plan assets	828
Personal Pension Plan (PPP)
Interest Crediting Rate
Percentage interest rate added to average interest from August to October of the one-year U.S Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)	1.00%
Interest crediting rate	1.20%	1.10%	1.30%	1.40%
Increase (decrease) in net periodic income due to change in interest crediting rate	(6)	10	4
Qualified PPP
Investment Policies And Strategies
Fair Value of plan assets	53,954	53,630
Qualified PPP | Equity securities
Investment Policies And Strategies
Target allocation	42.00%
Qualified PPP | Fixed income:
Investment Policies And Strategies
Target allocation	47.00%
Qualified PPP | Real estate
Investment Policies And Strategies
Target allocation	6.00%
Qualified PPP | Other investments
Investment Policies And Strategies
Target allocation	5.00%
Qualified PPP | Private equities and private real estate investments
Investment Policies And Strategies
Commitments for future investments in private markets	2,830
Fair Value of plan assets	6,809
Non-U.S. Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.23%	4.28%	4.33%
Expected long-term returns on plan assets	6.21%	6.26%	6.41%
Rate of compensation increase	2.51%	2.43%	2.37%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.32%	3.23%	4.28%
Rate of compensation increase	2.52%	2.51%	2.43%
Investment Policies And Strategies
Fair Value of plan assets	39,464	38,058	35,362
Non-U.S. Defined Benefit Pension Plans | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. Defined Benefit Pension Plans | Equity securities
Investment Policies And Strategies
Target allocation	33.00%
Non-U.S. Defined Benefit Pension Plans | Fixed income:
Investment Policies And Strategies
Target allocation	54.00%
Non-U.S. Defined Benefit Pension Plans | European Sovereign Debt Investments
Investment Policies And Strategies
Fair Value of plan assets	11,000
Non-U.S. Defined Benefit Pension Plans | European Sovereign Debt Investments | Italy Spain and Ireland | Maximum
Investment Policies And Strategies
Fair value of plan assets as percent of total non-US plan assets	1.00%
Non-U.S. Defined Benefit Pension Plans | Real estate
Investment Policies And Strategies
Target allocation	2.00%
Non-U.S. Defined Benefit Pension Plans | Other investments
Investment Policies And Strategies
Target allocation	11.00%
Nonpension Postretirement Plans
Discount Rate
Increase (decrease) in net periodic (income) cost due to change in discount rate	0	0	0
Increase (decrease) in APBO due to changes in discount rate	(298)	252
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year	6.50%
Health care cost trend rate assumed over the next three years	5.00%
U.S. Nonpension Postretirement Benefit Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.30%	3.90%	4.80%
Expected long-term returns on plan assets	0.35%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	4.10%	3.30%	3.90%
Investment Policies And Strategies
Fair Value of plan assets	177	433	38
Non-U.S. Nonpension Postretirement Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	6.43%	7.37%	7.75%
Expected long-term returns on plan assets	9.01%	9.01%	9.07%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	7.78%	6.43%	7.37%
Investment Policies And Strategies
Fair Value of plan assets	$ 92	$ 119	$ 112